Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 81.76%
Basic materials: 3.40%
Chemicals: 1.73%
Celanese U.S. Holdings LLC	6.05%	3-15-2025	$29,775,000	$29,817,540
Chemours Co.	5.38	5-15-2027	4,870,000	4,786,937
				34,604,477
Iron/steel: 0.88%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	17,430,000	17,552,550
Mining: 0.79%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	16,425,000	15,742,422
Communications: 8.47%
Advertising: 0.54%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	7,275,000	7,100,540
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,708,273
				10,808,813
Internet: 2.47%
Arches Buyer, Inc.144A	4.25	6-1-2028	19,130,000	17,858,672
Gen Digital, Inc.144A	5.00	4-15-2025	9,412,000	9,386,340
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	22,093,803
				49,338,815
Media: 4.87%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	39,665,000	39,129,249
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	9,925,000	9,753,024
Nexstar Media, Inc.144A	5.63	7-15-2027	14,125,000	13,920,029
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	10,805,000	10,223,305
Sirius XM Radio, Inc.144A	5.00	8-1-2027	24,710,000	24,282,388
				97,307,995
Telecommunications: 0.59%
Frontier California, Inc. Series F	6.75	5-15-2027	5,650,000	5,791,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	1,077,500	1,076,141
Viasat, Inc.144A	5.63	4-15-2027	5,175,000	4,937,722
				11,805,113
Consumer, cyclical: 20.43%
Airlines: 2.38%
American Airlines, Inc.144A	7.25	2-15-2028	4,600,000	4,711,476
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	25,040,000	25,028,311
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,654,741
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	2,343,913	2,299,404
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50%	6-20-2027	$3,058,000	$3,083,932
United Airlines, Inc.144A	4.38	4-15-2026	10,000,000	9,856,573
				47,634,437
Apparel: 0.60%
Hanesbrands, Inc.144A	4.88	5-15-2026	12,170,000	12,003,478
Auto manufacturers: 0.63%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,646,098
Ford Motor Credit Co. LLC	5.13	6-16-2025	3,955,000	3,952,352
				12,598,450
Auto parts & equipment: 1.90%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	15,605,000	15,437,507
American Axle & Manufacturing, Inc.	6.50	4-1-2027	6,270,000	6,268,651
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	6,605,000	6,609,517
Dana, Inc.	5.63	6-15-2028	9,815,000	9,763,667
				38,079,342
Entertainment: 5.11%
CCM Merger, Inc.144A	6.38	5-1-2026	11,755,000	11,755,258
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,417,025
Cinemark USA, Inc.144A	5.25	7-15-2028	13,725,000	13,417,662
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,918,503
Six Flags Entertainment Corp.144A	5.50	4-15-2027	18,975,000	18,890,286
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	6,699,000	6,696,233
				102,094,967
Home builders: 0.60%
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,325,356
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,749,021
				12,074,377
Housewares: 0.61%
Newell Brands, Inc.	5.70	4-1-2026	12,078,000	12,146,020
Leisure time: 3.53%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	9,130,000	9,799,441
NCL Corp. Ltd.144A	5.88	2-15-2027	3,060,000	3,063,189
NCL Corp. Ltd.144A	8.13	1-15-2029	6,270,000	6,654,079
NCL Corp. Ltd.144A	8.38	2-1-2028	17,385,000	18,191,282
Sabre Global, Inc.144A	10.75	11-15-2029	12,259,312	12,363,524
Viking Cruises Ltd.144A	5.88	9-15-2027	11,230,000	11,152,392
VOC Escrow Ltd.144A	5.00	2-15-2028	9,630,000	9,401,307
				70,625,214
Lodging: 0.89%
Hilton Domestic Operating Co., Inc.144A	5.38	5-1-2025	17,777,000	17,691,878
See accompanying notes to portfolio of investments
2 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 4.12%
Bath & Body Works, Inc.144A	9.38%	7-1-2025	$18,686,000	$19,115,236
Gap, Inc.144A	3.63	10-1-2029	8,860,000	8,050,771
Group 1 Automotive, Inc.144A	6.38	1-15-2030	4,840,000	4,894,615
Lithia Motors, Inc.144A	4.63	12-15-2027	4,710,000	4,566,264
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	9,865,000	9,649,343
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	370,003
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	13,935,000	13,300,580
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	15,140,000	16,276,893
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	1,780,000	1,879,345
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	4,350,000	4,210,007
				82,313,057
Toys/games/hobbies: 0.06%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,120,494
Consumer, non-cyclical: 4.99%
Commercial services: 2.97%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL144A	4.63	6-1-2028	6,440,000	6,074,168
Block, Inc.	2.75	6-1-2026	1,760,000	1,699,740
CoreCivic, Inc.	8.25	4-15-2029	15,210,000	16,153,096
GEO Group, Inc.	8.63	4-15-2029	15,665,000	16,569,160
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	14,175,000	14,183,746
Upbound Group, Inc.144A	6.38	2-15-2029	4,743,000	4,650,257
				59,330,167
Food: 0.65%
B&G Foods, Inc.144A	8.00	9-15-2028	12,635,000	13,001,515
Healthcare-services: 0.99%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	4,905,000	4,897,599
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,419,567
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,409,653
				19,726,819
Pharmaceuticals: 0.38%
AdaptHealth LLC144A	6.13	8-1-2028	7,825,000	7,702,114
Energy: 15.83%
Energy-alternate sources: 0.72%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,364,254
Oil & gas: 4.28%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	9,730,000	10,091,334
Antero Resources Corp.144A	7.63	2-1-2029	12,500,000	12,813,450
Antero Resources Corp.144A	8.38	7-15-2026	6,395,000	6,586,850
Civitas Resources, Inc.144A	8.38	7-1-2028	11,295,000	11,789,387
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	5,575,000	5,704,574
Expand Energy Corp.	5.70	1-23-2025	12,702,000	12,696,224
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25%	11-1-2028	$10,785,000	$10,700,626
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	2,660,000	2,641,327
Nabors Industries, Inc.144A	7.38	5-15-2027	10,525,000	10,540,303
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,968,810
				85,532,885
Oil & gas services: 2.84%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	16,935,000	17,010,863
Bristow Group, Inc.144A	6.88	3-1-2028	11,418,000	11,410,427
Oceaneering International, Inc.	6.00	2-1-2028	18,395,000	18,257,931
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	5,655,000	5,690,833
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	4,400,000	4,507,835
				56,877,889
Pipelines: 7.99%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	8,670,000	8,642,719
Buckeye Partners LP144A	4.13	3-1-2025	6,795,000	6,757,527
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,230,032
DCP Midstream Operating LP	5.38	7-15-2025	4,200,000	4,206,970
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,882,357
EQM Midstream Partners LP144A	7.50	6-1-2027	5,845,000	6,005,206
Harvest Midstream I LP144A	7.50	9-1-2028	17,340,000	17,738,967
Hess Midstream Operations LP144A	5.63	2-15-2026	9,850,000	9,837,661
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,615,847
Kinetik Holdings LP144A	6.63	12-15-2028	24,690,000	25,280,022
Rockies Express Pipeline LLC144A	3.60	5-15-2025	16,795,000	16,622,436
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	24,230,000	24,227,289
Venture Global LNG, Inc.144A	8.13	6-1-2028	17,830,000	18,633,191
				159,680,224
Financial: 11.97%
Banks: 0.09%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,837,000	1,775,695
Diversified financial services: 6.80%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	11,535,000	11,318,989
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	15,945,000	15,540,026
Encore Capital Group, Inc.144A	9.25	4-1-2029	6,250,000	6,715,525
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	13,165,000	13,164,869
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	7,345,000	7,418,681
Navient Corp.	5.00	3-15-2027	2,635,000	2,599,793
OneMain Finance Corp.	7.13	3-15-2026	23,950,000	24,467,248
PRA Group, Inc.144A	8.38	2-1-2028	15,935,000	16,427,009
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,324,719
See accompanying notes to portfolio of investments
4 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
United Wholesale Mortgage LLC144A	5.50%	11-15-2025	$17,745,000	$17,704,517
United Wholesale Mortgage LLC144A	5.75	6-15-2027	9,240,000	9,173,547
				135,854,923
Insurance: 0.70%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	9,145,000	9,233,832
AmWINS Group, Inc.144A	6.38	2-15-2029	4,695,000	4,740,203
				13,974,035
Investment Companies: 0.46%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	3,890,000	3,739,476
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	5,631,000	5,549,355
				9,288,831
REITS: 3.92%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	3,106,000	2,939,163
Boston Properties LP	3.65	2-1-2026	1,750,000	1,723,387
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	4,893,355
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	23,858,661
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	7,505,000	7,497,935
Service Properties Trust	5.25	2-15-2026	9,770,000	9,563,599
Service Properties Trust144A	8.63	11-15-2031	4,570,000	4,821,483
Starwood Property Trust, Inc.144A	3.63	7-15-2026	4,790,000	4,623,091
Starwood Property Trust, Inc.144A	3.75	12-31-2024	13,479,000	13,469,193
Starwood Property Trust, Inc.	4.75	3-15-2025	5,060,000	5,061,574
				78,451,441
Industrial: 9.56%
Aerospace/defense: 2.10%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	13,643,000	14,672,446
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	7,530,000	8,365,091
TransDigm, Inc.144A	6.38	3-1-2029	18,660,000	18,964,093
				42,001,630
Electrical components & equipment: 1.58%
Energizer Holdings, Inc.144A	4.75	6-15-2028	14,755,000	14,283,955
Energizer Holdings, Inc.144A	6.50	12-31-2027	3,754,000	3,796,244
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,590,260
				31,670,459
Machinery-diversified: 0.90%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	731,261
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	17,166,389
				17,897,650
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 2.84%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00%	6-15-2027	$17,170,000	$17,102,776
Berry Global, Inc.144A	4.50	2-15-2026	1,000,000	993,341
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,741,984
Berry Global, Inc.144A	5.63	7-15-2027	14,640,000	14,620,800
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	2,625,000	2,651,753
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	9,410,000	9,632,985
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	9,965,000	9,948,840
				56,692,479
Trucking & leasing: 2.14%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	7,940,000	7,934,294
DAE Funding LLC144A	2.63	3-20-2025	5,910,000	5,863,914
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	29,355,000	28,998,100
				42,796,308
Technology: 3.29%
Computers: 1.49%
Seagate HDD Cayman	8.25	12-15-2029	7,020,000	7,531,414
Western Digital Corp.	4.75	2-15-2026	22,383,000	22,210,931
				29,742,345
Semiconductors: 0.26%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,503,750
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	752,958
				5,256,708
Software: 1.54%
Ellucian Holdings, Inc.144A	6.50	12-1-2029	3,140,000	3,195,570
SS&C Technologies, Inc.144A	5.50	9-30-2027	27,700,000	27,611,100
				30,806,670
Utilities: 3.82%
Electric: 3.82%
NextEra Energy Operating Partners LP144A	3.88	10-15-2026	5,685,000	5,430,255
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	16,505,000	15,698,003
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	6,980,000	7,142,962
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	16,768,812
PG&E Corp.	5.00	7-1-2028	2,635,000	2,586,988
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,400,832
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,400,332
				76,428,184
Total corporate bonds and notes (Cost $1,613,021,845)				1,634,395,124
See accompanying notes to portfolio of investments
6 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Shares	Value
Investment companies: 0.52%
Exchange-traded funds: 0.52%
SPDR Bloomberg Short Term High Yield Bond ETF	405,000	$10,404,450
Total investment companies (Cost $9,938,700)		10,404,450

	Interest rate	Maturity date	Principal
Loans: 3.22%
Communications: 0.18%
Media: 0.18%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.85%	8-2-2027	$3,486,611	3,514,748
Consumer, cyclical: 1.36%
Airlines: 0.38%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.37	10-20-2027	7,503,283	7,649,672
Auto parts & equipment: 0.48%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.85	3-30-2027	9,856,934	9,511,942
Retail: 0.50%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12	3-3-2028	7,395,000	7,063,038
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.42	2-11-2028	2,984,576	2,980,845
				10,043,883
Consumer, non-cyclical: 0.43%
Healthcare-services: 0.43%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.34	7-1-2031	8,867,775	8,530,800
Energy: 0.32%
Pipelines: 0.32%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	9.32	8-1-2029	6,308,300	6,347,727
Financial: 0.38%
Insurance: 0.38%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.94	12-23-2026	7,662,261	7,664,637
Technology: 0.27%
Software: 0.27%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.82	11-28-2028	5,422,613	5,452,275
Utilities: 0.28%
Electric: 0.28%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	6.76	12-15-2027	5,685,844	5,705,573
Total loans (Cost $64,249,051)				64,421,257
Non-agency mortgage-backed securities: 0.44%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.33	8-25-2054	8,702,587	8,724,422
Total non-agency mortgage-backed securities (Cost $8,702,586)				8,724,422
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 8.97%
Communications: 0.57%
Internet: 0.57%
Rakuten Group, Inc.144A	11.25%	2-15-2027	$10,510,000	$11,458,389
Consumer, cyclical: 2.94%
Airlines: 1.43%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	23,734,795
Latam Airlines Group SA144A	13.38	10-15-2029	4,275,000	4,909,090
				28,643,885
Leisure time: 1.51%
Carnival Corp.144A	7.63	3-1-2026	8,485,000	8,540,071
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	21,690,000	21,657,348
				30,197,419
Consumer, non-cyclical: 0.53%
Healthcare-products: 0.53%
Bausch & Lomb Corp.144A	8.38	10-1-2028	10,108,000	10,565,034
Energy: 0.40%
Oil & gas: 0.40%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	7,936,500	7,898,167
Financial: 1.19%
Banks: 0.43%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	8,550,000	8,547,698
Diversified financial services: 0.76%
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,740,302
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	11,845,000	12,447,768
				15,188,070
Industrial: 1.52%
Aerospace/defense: 0.47%
Bombardier, Inc.144A	7.88	4-15-2027	9,268,000	9,292,718
Electronics: 0.27%
Sensata Technologies BV144A	4.00	4-15-2029	5,815,000	5,422,814
Packaging & containers: 0.78%
Trivium Packaging Finance BV144A	5.50	8-15-2026	15,670,000	15,638,217
Technology: 0.09%
Software: 0.09%
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,870,691
See accompanying notes to portfolio of investments
8 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 1.73%
Electric: 1.73%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$6,145,000	$5,787,432
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	28,595,000	28,886,296
				34,673,728
Total yankee corporate bonds and notes (Cost $176,298,405)				179,396,830

		Yield	Shares
Short-term investments: 3.16%
Investment companies: 3.16%
Allspring Government Money Market Fund Select Class♠∞		4.58	63,129,605	63,129,605
Total short-term investments (Cost $63,129,605)				63,129,605
Total investments in securities (Cost $1,935,340,192)	98.07%			1,960,471,688
Other assets and liabilities, net	1.93			38,500,589
Total net assets	100.00%			$1,998,972,277

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$83,556,803	$226,315,104	$(246,742,302)	$0	$0	$63,129,605	63,129,605	$821,534
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 9

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Short-Term High Income Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,634,395,124	$0	$1,634,395,124
Investment companies	10,404,450	0	0	10,404,450
Loans	0	64,421,257	0	64,421,257
Non-agency mortgage-backed securities	0	8,724,422	0	8,724,422
Yankee corporate bonds and notes	0	179,396,830	0	179,396,830
Short-term investments
Investment companies	63,129,605	0	0	63,129,605
Total assets	$73,534,055	$1,886,937,633	$0	$1,960,471,688
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Short-Term High Income Fund | 11